Expenses and Financial Income and Expenses - Summary of Selling and Marketing Expenses (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure Of Expenses and Financial Income and Expenses [line items]
Salaries and employees' benefits	$ 55,260	R$ 214,121	R$ 189,229	R$ 210,612
Marketing expenses	53,063	205,608	204,009	172,100
Credit card fees	9,243	35,813	35,245	30,827
Information technology services	7,491	29,021	36,830	36,600
Amortization and depreciation	14,974	58,022	31,487	30,738
Consulting	7,307	28,312	12,980	9,680
Allowance for doubtful accounts	3,359	13,014	25,443	6,227
Sales commissions and royalties	4,748	18,399	16,979	12,980
Facilities expenses	3,759	14,564	15,465	15,410
Total selling and marketing expenses	123,931	480,206	495,190	431,065
Selling and marketing expenses [member]
Disclosure Of Expenses and Financial Income and Expenses [line items]
Salaries and employees' benefits	37,113	143,806	141,896	132,463
Marketing expenses	53,063	205,608	204,009	172,100
Operating lease	5,040	19,530	19,170	20,300
Credit card fees	9,243	35,813	35,245	30,827
Information technology services	269	1,040	1,414	1,896
Amortization and depreciation	1,846	7,155	4,312	7,624
Consulting	1,458	5,651	870
Allowance for doubtful accounts	3,359	13,014	25,443	6,227
Sales commissions and royalties	4,748	18,399	16,979	12,980
Facilities expenses	2,909	11,271	12,556	12,117
Others	$ 4,883	R$ 18,919	R$ 33,296	R$ 34,531